Long-term investments net (Details 2) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Long-term investments, net
Long-term investments	$ 7,027,988	$ 7,267,442
Less: Impairment	(227,130)	(234,869)
Total	$ 6,800,858	$ 7,032,573